Subsequent Events (Details)								1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 03, 2015 USD ($) Number $ / shares	Nov. 18, 2015 USD ($) Number $ / shares	Nov. 17, 2015 USD ($) Number $ / shares	Nov. 13, 2015 USD ($) Number $ / shares	Nov. 06, 2015 shares	Nov. 04, 2015 USD ($) Number $ / shares	Apr. 30, 2015 USD ($) $ / shares shares	Feb. 16, 2015 USD ($) $ / shares shares	Oct. 31, 2015 USD ($) $ / shares	Jan. 31, 2015 USD ($) $ / shares	Jan. 31, 2014 USD ($)
Subsequent Event [Line Items]
Shares issued for conversion of notes payable | $									$ 421,374	$ 1,239,409	$ 99,550
10% Convertible Note Due April 30, 2017 [Member]
Subsequent Event [Line Items]
Conversion Rate Per Share | $ / shares									$ 0.02	$ 0.02
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued upon reverse stock split | shares					957
Subsequent Event [Member] | 10% Convertible Note Due April 30, 2017 [Member]
Subsequent Event [Line Items]
Conversion Rate Per Share | $ / shares	$ 0.02	$ 0.02	$ 0.02	$ 0.02		$ 0.02
Debt instrument, accrued interest | $	$ 1,520	$ 430	$ 760	$ 980		$ 1,178
Number of common shares issued upon conversion | Number	76,000	21,500	38,000	49,000		58,900
Subsequent Event [Member] | Convertible note payable, dated October 31, 2014 [Member]
Subsequent Event [Line Items]
Shares issued for conversion of notes payable | $							$ 184,000
Shares issued for conversion of notes payable, shares | shares							4,600,000
Conversion Rate Per Share | $ / shares							$ 0.04
Subsequent Event [Member] | Convertible Promissory Note Dated July Thirty One Two Thousand Thirteen [Member]
Subsequent Event [Line Items]
Shares issued for conversion of notes payable | $								$ 6,654
Shares issued for conversion of notes payable, shares | shares								133,092
Conversion Rate Per Share | $ / shares								$ 0.05
Subsequent Event [Member] | Convertible note payable, dated April 30, 2014 [Member]
Subsequent Event [Line Items]
Shares issued for conversion of notes payable | $								$ 77,752
Shares issued for conversion of notes payable, shares | shares								1,555,044
Conversion Rate Per Share | $ / shares								$ 0.05